LOAN RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2026
LOAN RECEIVABLE
Schedule of loan receivable

	June 30,	December 31,
	2026	2025
	(unaudited)
Loan receivable	$12,536,382	$—